LOANS TO THIRD PARTIES	12 Months Ended
Jun. 30, 2020
LOANS TO THIRD PARTIES
LOANS TO THIRD PARTIES

NOTE 7. LOANS TO THIRD PARTIES

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥4,960,000	¥3,200,377	$452,687
Allowance for doubtful accounts	—	—	—
Total loans to third parties	¥4,960,000	¥3,200,377	$452,687

Loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans bear no interest and have terms of no more than one year. The Company periodically reviews the loans to third parties as to whether their carrying values remain realizable. During the year ended June 30, 2020, the balance of June 30, 2019 has been fully collected, and the Company made additional loans amount of ¥9,480,000  ($1,340,928) to a third-party company with the maturity date of December 31, 2020. The loans are non-interest bearing and can be repaid any time before their maturity dates and ¥6,279,623  ($888,241) was collected by the Company as of June 30, 2020.